Summary of Significant Accounting Policies (Details) - Schedule of balance sheet are reconciled - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of balance sheet are reconciled [Abstract]
Gross proceeds	$ 172,500,000	$ 172,500,000
Less:
Proceeds allocated to Public Warrants	(5,117,500)	(5,117,500)
Issuance costs allocated to Class A common stock	(3,819,853)	(3,819,853)
Plus:
Accretion of carrying value to redemption value	8,937,353	8,937,353
Class A common stock subject to possible redemption	$ 172,500,000	$ 172,500,000